UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 118.9%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.5%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,910	$6,955,854

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		944	942,626

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,244	996,068

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		56,126	56,023,977

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,558	37,447,898

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,358	5,343,430

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,771	12,579,833

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		16,020	16,039,524

			$136,329,210

Automotive — 2.7%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		9,025	$9,025,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		29,372	29,069,310

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,658	2,678,271

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,209	7,217,761

CS Intermediate Holdco 2, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,021	3,945,739

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		12,225	12,072,045

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,782,854

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	$11,137,435

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,851	9,825,936

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		46,175	46,375,861

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		41,022	40,082,082

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		20,888	20,561,646

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,707	7,526,996

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		18,143	18,029,568

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,533	12,423,608

Visteon Corporation

Term Loan, 4.25%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,468,750

			$239,222,862

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,824	$8,812,696

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,196	11,677,929

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,610,000

			$22,100,625

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		15,226	$15,264,559

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		2,344	2,346,930

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	$3,838,000

			$21,449,489

Building and Development — 3.3%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		24,484	$24,300,195

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		13,333	13,072,820

Capital Automotive L.P.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		5,503	5,498,219

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		18,594	18,669,478

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		19,653	19,636,535

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	4,650	5,260,426

Term Loan, Maturing March 28, 2026(5)		5,900	5,890,784

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		65,993	66,144,632

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,656	10,675,954

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		13,407	13,265,002

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		41,771	41,604,129

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,875	17,897,156

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		17,170	16,811,896

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,049	2,049,991

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,472	$13,084,646

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,665	5,681,874

Term Loan - Second Lien, 11.48%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,837,688

			$289,381,425

Business Equipment and Services — 11.2%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		10,569	$4,590,953

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,278	6,269,715

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,159	36,261,819

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,486,107

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		34,685	34,815,508

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,198,065

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,025	6,092,631

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	7,925	8,944,701

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,467	11,453,041

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		7,868	7,745,145

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		26,276	26,275,523

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		33,084	$33,290,523

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		67,776	67,842,822

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		1,282	1,283,083

Term Loan, 0.00%, Maturing December 20, 2019(6)		15,071	4,785,111

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		29,777	29,736,154

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		25,824	25,635,926

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,390	13,289,327

Education Management, LLC

Revolving Loan, 0.00%, Maturing March 31, 2020(2)(3)(6)		6,248	1,178,957

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		4,259	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		5,325	1,004,881

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		59,802	59,922,138

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,925	24,940,115

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,456	8,465,859

Gartner, Inc.

Term Loan, 3.98%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		1,800	1,806,705

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		5,867	5,874,149

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		5,985	5,985,934

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		31,334	31,373,624

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		21,596	21,505,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,380	$9,227,821

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	12,630	12,566,458

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	10,781	10,801,025

Term Loan, 5.13%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023	2,274	2,279,135

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	86,244	86,519,381

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	37,889	37,974,371

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,075,000

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	18,298	17,085,495

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	12,994	12,539,277

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	14,881	14,936,687

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	12,678	12,657,008

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	16,763	16,810,454

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	21,821	21,933,663

ServiceMaster Company

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	1,599	1,603,818

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	4,702	4,684,318

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,938	55,053,935

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		43,438	$43,039,437

Tempo Acquisition, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,282	12,312,361

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		16,122	16,154,680

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,285	5,295,522

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)		21,200	21,385,500

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		8,372	8,037,320

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,396	11,110,670

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,037	4,827,366

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		16,807	16,317,404

ZPG PLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	5,025	5,639,565

Term Loan, 5.48%, (3 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,725	11,257,405

			$988,179,477

Cable and Satellite Television — 5.5%

Altice France S.A.

Term Loan, 6.47%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,089	$6,983,034

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,773	34,903,764

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,268	48,207,721

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,890	13,890,188

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		3,217	3,221,254

MCC Iowa, LLC

Term Loan, 4.43%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,872	5,893,959

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC

Term Loan, 4.18%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,664	$4,661,660

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	8,992	9,831,298

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,274	20,742,514

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,974	10,781,727

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	31,648,487

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	21,465	24,023,082

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	45,028,872

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	19,550,920

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,699,877

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		71,450	71,701,218

Virgin Media Investment Holdings Limited

Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	20,837,333

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,543,460

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	54,059,664

			$485,210,032

Chemicals and Plastics — 5.7%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		18,212	$18,177,372

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,111	12,126,312

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,477	$5,484,284

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,342	32,212,176

Caldic B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	555,192

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,665,577

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,800	6,574,758

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,788	7,767,655

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,612	4,620,391

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		9,465	9,299,363

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,455	3,458,307

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,685	3,688,507

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,765	3,768,692

Flint Group GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,225	1,337,703

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,964	1,846,368

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,940	2,763,600

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,882	11,169,015

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,304	13,337,683

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,732	22,667,006

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		4,850	$4,866,674

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	26,428	29,454,511

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,554	7,535,875

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,149	12,515,404

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,336,279

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,300	7,296,318

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,575	5,136,136

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		24,925	24,919,816

Minerals Technologies, Inc.

Term Loan, 4.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		13,866	13,901,040

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		5,750	5,773,357

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		9,177	9,194,207

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		15,028	14,830,722

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,289	14,378,138

PolyOne Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 30, 2026		4,961	4,935,118

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		31,610	31,638,154

Proampac PG Borrower, LLC

Term Loan, 6.11%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		13,005	12,788,237

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,647	$14,232,156

Starfruit Finco B.V.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,825	18,798,532

Trinseo Materials Operating S.C.A.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,017	17,024,603

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		50,725	50,923,941

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		32,966	33,048,861

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,842	3,855,810

Versum Materials, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		1,803	1,803,431

			$505,707,281

Clothing / Textiles — 0.1%

Tumi, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		5,449	$5,451,694

			$5,451,694

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,978	$2,227,667

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,406	2,409,032

SGB-SMIT Management GmbH

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	8,444,592

			$13,081,291

Containers and Glass Products — 3.6%

Anchor Glass Container Corporation

Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		4,228	$3,583,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		14,065	$13,906,458

Berry Global, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	1,000,104

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,208	5,207,157

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,350	7,336,638

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		29,137	28,838,768

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		11,519	11,495,239

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		49,989	49,212,690

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,791	17,517,353

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,027	12,694,552

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		10,027	10,001,677

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		71,822	72,103,039

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		15,644	15,594,737

Trident TPI Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		24,429	23,940,482

Verallia Packaging S.A.S

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	33,651	37,714,073

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	9,025	10,114,013

			$320,260,266

Cosmetics / Toiletries — 0.4%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$35,631,374

			$35,631,374

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs — 4.0%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	10,537	$10,525,045

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	13,262	13,237,462

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	29,396	29,561,435

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	24,503	22,114,400

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	44,464	44,185,566

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	16,690	16,801,762

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	92,973	92,582,807

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	33,583	30,280,986

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,979	9,193,607

Valeant Pharmaceuticals International, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	84,569	84,919,430

		$353,402,500

Ecological Services and Equipment — 1.0%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	42,061	$42,222,885

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	20,384	19,263,016

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	23,567	23,417,098

		$84,902,999

Electronics / Electrical — 16.2%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	40,617	$40,340,681

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,832	$48,878,236

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,081,248

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		6,675	6,708,375

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		8,573	8,613,299

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,541	4,007,307

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		45,985	45,766,322

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		22,489	22,509,838

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021		6,988	6,812,973

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		31,439	31,434,590

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		6,075	6,128,156

Celestica, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,789	4,645,148

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,813	4,764,808

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,642	11,539,637

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		22,650	22,879,331

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,305	15,336,801

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		22,410	22,413,823

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,525	4,575,906

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		46,259	$46,367,021

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		19,724	19,822,569

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,509	6,516,661

Entegris, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		3,317	3,313,576

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,225	46,286,193

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,363	8,378,296

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,728	1,950,380

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,196	8,247,272

Financial & Risk US Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		9,451	9,368,614

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		25,659	25,637,663

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		478	481,101

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,330	3,350,871

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		66,561	66,752,038

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,955	3,328,830

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		52,990	53,349,216

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		5,734	5,771,865

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,686	16,779,479

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		102,588	$102,716,151

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	759	855,707

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		63,009	63,291,654

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		7,325	7,373,472

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,390	32,299,000

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,525,053

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,752	13,986,416

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 15, 2026	EUR	2,850	3,189,235

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,800	3,790,500

MaxLinear, Inc.

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		7,865	7,874,580

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		10,334	10,366,524

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,700	4,735,250

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,525	4,537,724

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		7,994	7,993,796

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,648	5,632,068

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,744	20,536,438

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,088,000

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	37,468	$37,312,049

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	3,597	3,525,339

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	65,831	55,544,568

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	74,005	74,125,123

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	4,085	4,072,342

Sparta Systems, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,941	3,586,523

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	22,303	22,356,341

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	7,661	7,677,895

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	31,200	31,275,153

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,413	9,342,105

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	15,453	15,144,146

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	15,801	15,842,377

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	5,808	5,800,653

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,990,510

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	58,860	58,902,564

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	34,223	34,436,548

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,899	$11,720,884

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		16,020	16,023,505

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		26,231	24,656,712

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		27,384	27,281,684

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,126	6,875,292

Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,237	7,173,254

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,219	13,123,882

			$1,431,719,141

Equipment Leasing — 1.1%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		45,531	$45,584,446

Delos Finance S.a.r.l.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		22,275	22,339,397

Flying Fortress, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		14,625	14,666,126

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		17,671	17,482,854

			$100,072,823

Financial Intermediaries — 3.7%

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		19,352	$19,246,673

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		4,875	4,887,188

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		27,487	$27,521,638

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,270	12,269,687

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		28,127	17,965,881

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		1,985	1,977,675

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,797	2,807,238

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,550	10,768,184

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		20,250	20,342,508

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		17,513	17,617,293

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,791	6,816,171

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		30,676	30,886,785

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		11,350	11,364,187

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,281	14,370,005

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,024	46,225,542

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		9,784	9,808,429

Jefferies Finance, LLC

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		985	978,844

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,764	19,788,821

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	$1,190,237

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,783	3,797,073

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	8,162	8,046,190

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,584	6,591,729

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	7,193	7,201,690

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	10,186	10,208,697

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	10,249	10,249,312

		$322,927,677

Food Products — 4.5%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	39,349	$36,897,670

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	12,986	12,644,781

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	17,195	17,227,178

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	15,652	12,120,677

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	10,694	10,538,132

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	13,324	13,066,154

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	6,359	6,321,302

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)	11,718	10,370,545

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,542	$31,699,208

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		25,514	25,593,505

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		82,166	82,305,053

Term Loan, Maturing April 25, 2026(5)		57,050	57,243,571

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,403	26,362,206

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,623,994

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,668,277

Term Loan, 5.93%, (3 mo. USD LIBOR + 3.25%), Maturing March 28, 2025		4,010	4,024,435

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,249	10,326,182

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,378,684

			$395,411,554

Food Service — 2.6%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,438	$80,438,314

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,980,620

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,841	7,683,935

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		10,367	10,275,954

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	28,875	32,332,229

Term Loan, 3.48%, (1 mo. GBP LIBOR + 2.75%), Maturing January 31, 2025	GBP	10,090	13,116,935

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,614	$33,592,658

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		13,126	10,993,310

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,616	26,612,732

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		6,791	6,748,780

			$230,775,467

Food / Drug Retailers — 0.7%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,834	$1,839,584

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		29,705	29,778,840

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		13,672	13,689,283

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,955	4,713,860

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	7,273	7,027,298

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	7,580,606

			$64,629,471

Health Care — 11.3%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,963	$1,965,402

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,298	1,297,909

Accelerated Health Systems, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,481	7,499,953

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,233	17,147,239

Agiliti Health, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026		6,175	6,175,000

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,268	$15,066,682

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,653	9,712,954

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,180	7,210,094

ATI Holdings Acquisition, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,965	1,931,902

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		21,303	21,436,548

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		13,026	11,918,354

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,712	11,360,155

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		13,089	12,729,251

Certara L.P.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,637	7,598,694

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		42,100	42,178,528

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,574	13,608,338

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,097	14,114,431

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,209	5,226,424

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	18,221	20,175,901

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2022	EUR	8,000	9,042,900

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	64,663	$62,583,830

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	8,514	8,510,049

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	25,566	25,677,619

Greatbatch Ltd.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	5,023	5,050,701

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	41,784	41,895,835

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	23,634	23,692,878

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	16,557	16,585,001

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,096	10,113,080

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,681	28,802,523

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,081	9,080,775

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	57,819	57,340,162

MX Holdings US, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025	8,084	8,118,063

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	349	350,780

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	5,626	5,647,558

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	12,016	11,985,702

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,417	16,057,330

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	69,362	$68,180,849

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	25,847	25,378,919

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	22,046	22,176,742

Term Loan, 0.50%, Maturing February 12, 2026(2)	2,004	2,016,067

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,756	13,775,655

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	15,234	14,338,708

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,575	6,575,313

Radiology Partners Holdings, LLC

Term Loan, 7.34%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	5,985	6,014,887

RadNet, Inc.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	20,260	20,323,798

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	23,008	23,065,421

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	25,269	25,182,376

Sound Inpatient Physicians

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	10,049	10,032,707

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	28,139	27,832,619

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,005	4,000,777

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,745	34,586,538

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	24,627	24,652,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		26,552	$26,585,200

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,484	26,699,561

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		8,856	8,891,471

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		24,600	24,792,175

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		6,091	6,014,466

			$995,141,644

Home Furnishings — 0.7%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,490	$15,520,918

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		57,184	41,863,384

			$57,384,302

Industrial Equipment — 5.7%

AI Alpine AT Bidco GmbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,154,664

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,361	9,361,258

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,332	27,085,224

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		16,566	16,193,598

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,075	27,010,184

Coherent Holding GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,864	5,492,513

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Columbus McKinnon Corporation

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		5,892	$5,921,167

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		7,406	7,406,438

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,670	2,975,788

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,675	7,439,470

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		16,106	16,085,504

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,245	5,258,238

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,518	18,124,957

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		4,040	4,034,825

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,221	34,391,901

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,183	4,717,764

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		55,895	56,090,909

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,152	3,550,731

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		9,939	9,972,777

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,914	8,866,293

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,422	35,532,746

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,740	7,737,858

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,497	5,428,658

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,075	23,894,749

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Minimax GmbH & Co. KG

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,507	$3,961,269

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	1,068	1,204,454

Term Loan, Maturing February 13, 2026(5)	EUR	22,057	24,875,758

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		16,672	16,712,833

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		24,809	23,351,104

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,299	14,156,477

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		6,100	6,152,613

Terex Corporation

Term Loan, 4.54%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,902	8,859,876

Thermon Industries, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,603	3,616,323

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		38,723	37,343,047

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,925	15,752,152

			$504,714,120

Insurance — 3.7%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		23,336	$22,975,874

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		43,837	43,833,391

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		31,077	31,231,991

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		46,152	46,383,190

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,481	2,492,622

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Asurion, LLC (continued)

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	$28,816,875

Financiere CEP SAS

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,375	6,036,139

FrontDoor, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		4,818	4,824,171

Hub International Limited

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		39,619	39,275,642

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		44,126	43,625,276

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		16,808	16,784,243

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,717	37,471,807

			$323,751,221

Leisure Goods / Activities / Movies — 4.4%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		23,395	$23,482,292

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	43,975	49,353,212

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		49,158	49,342,076

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,790	33,606,678

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		8,525	8,281,687

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	21,005,109

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	11,088	12,394,111

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		28,473	28,390,920

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		46,796	$46,211,087

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,095	14,006,824

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,300	9,335,462

Kasima, LLC

Term Loan, 5.06%, (2 mo. USD LIBOR + 2.50%), Maturing May 17, 2021		55	55,216

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,183	1,190,694

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		4,730	4,762,775

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		5,990	5,997,149

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,214	11,213,568

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,348	21,352,069

SRAM, LLC

Term Loan, 5.33%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		12,312	12,373,619

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,207	9,086,158

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,629	14,766,601

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,043	10,084,608

Term Loan, Maturing April 30, 2026(5)		4,275	4,301,719

			$390,593,634

Lodging and Casinos — 5.5%

Affinity Gaming, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		9,773	$9,398,864

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,425	3,446,321

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		15,445	$15,438,494

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,238,859

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,906	5,916,252

Churchill Downs Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,456	3,462,730

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		59,851	59,861,940

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,955,324

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		27,909	27,881,155

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,191	7,197,885

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		51,061	51,247,573

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,875	18,972,359

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,328,264

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		15,939	15,952,277

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,192,344

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		27,300	27,431,054

Hospitality Investors Trust

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2020		4,750	4,750,000

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,394	16,396,958

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,230	$32,258,557

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		37,880	37,359,462

RHP Hotel Properties, L.P.

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,290	10,298,037

Richmond UK Bidco Limited

Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,739	3,412,981

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	12,957,368

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		55,694	56,028,292

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		23,623	23,610,916

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		8,731	8,732,688

			$482,726,954

Nonferrous Metals / Minerals — 0.8%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		364	$300,541

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,586	12,569,719

Global Brass & Copper, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,847	10,866,942

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,038	14,460,286

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		2,904	12,705

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		8,630	8,694,594

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		9,535	9,606,347

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	$16,016,456

			$72,527,590

Oil and Gas — 2.0%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,046	$15,046,363

Apergy Corporation

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,157	4,159,224

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,466	3,481,478

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021		15,503	15,509,605

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		31,575	31,594,734

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,029	5,033,414

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,962	27,111,926

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		19,310	19,158,032

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		5,947	5,924,343

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		11,000	11,137,500

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		11,446	11,374,255

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		354	260,129

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		949	697,499

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		6,822	5,014,110

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		779	$603,349

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,275	987,791

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		9,619	7,454,567

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024		13,300	11,349,329

			$175,897,648

Publishing — 1.3%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		27,399	$27,341,594

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,480,794

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,616	13,598,855

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		17,154	15,125,896

LSC Communications, Inc.

Term Loan, 7.93%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		6,727	6,752,226

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022		3,220	3,211,998

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024		9,239	9,243,115

Nielsen Finance, LLC

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,288	15,254,916

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		20,178	20,202,900

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,196	2,093,712

			$117,306,006

Radio and Television — 2.4%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		5,537	$5,263,879

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

AP NMT Acquisition B.V.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,082	$5,084,686

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	26,220	25,994,575

E.W. Scripps Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,817	3,727,816

Term Loan, Maturing April 3, 2026(5)	3,775	3,784,437

Entercom Media Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	10,781	10,791,098

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,349	8,963,793

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,201,505

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,825	9,865,286

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	14,385	14,378,867

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,905,801

Term Loan, 0.00%, Maturing January 30, 2020(6)	14,994	11,164,410

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,645	4,633,211

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	24,688	24,626,141

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,228	17,249,887

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	60,958	58,776,957

		$208,412,349

Retailers (Except Food and Drug) — 2.0%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	17,408	$15,036,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,407	$9,409,102

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	25,956	26,110,428

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	12,663	12,697,237

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,418	1,382,915

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,239	2,283,490

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	8,507	7,443,426

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	4,185	4,187,895

Go Wireless, Inc.

Term Loan, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,918	2,874,395

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,327	13,251,972

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,684	17,530,568

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,332	13,687,334

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	38,203	36,932,574

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,348	3,914,990

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,056	2,694,730

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	6,972	6,919,322

		$176,356,900

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.6%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	45,754	$45,839,370

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	37,315	37,360,316

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,564	7,488,109

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	14,011	14,042,970

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,104	38,146,719

		$142,877,484

Surface Transport — 0.8%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,715	$3,739,706

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	15,373	15,391,782

Avis Budget Car Rental, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	6,485	6,429,995

Hertz Corporation (The)

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	2,624	2,622,235

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,386	3,340,842

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	14,327	14,170,694

PODS, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	4,825	4,829,507

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	13,585	13,440,335

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	2,789	2,780,855

		$66,745,951

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 6.3%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,692	$90,266,726

Ciena Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,104	14,143,786

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,589	19,098,811

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,824	17,817,046

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	33,925	38,053,267

Term Loan, Maturing April 23, 2026(5)	EUR	7,075	7,945,243

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	27,939,143

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,728	20,343,138

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		39,650	39,532,279

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,704,750

IPC Corp.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,411,901

Level 3 Financing, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	47,398,526

Lumentum Holdings

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing December 10, 2025		5,985	6,014,925

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		18,044	15,788,583

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		13,372	13,294,447

SBA Senior Finance II, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,528	14,461,843

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	66,710	$64,875,049

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	11,671	11,519,906

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	12,380	11,795,540

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	51,728	51,684,174

Zayo Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024	12,400	12,416,467

		$551,505,550

Utilities — 2.0%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	30,399	$30,622,061

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,666	7,674,670

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	2,990	2,997,987

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	29,022	29,101,004

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	3,983	3,993,271

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	25,069	25,169,257

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	4,585	4,603,057

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,209	1,204,654

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	21,429	21,358,526

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	11,272	10,088,527

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	7,906	7,929,809

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	9,976	10,000,132

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)

USIC Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		15,524	$15,407,791

Vistra Operations Company, LLC

Term Loan, Maturing December 14, 2023(5)		2,500	2,510,155

			$172,660,901

Total Senior Floating-Rate Loans (identified cost $10,693,876,393)			$10,484,448,912

Corporate Bonds & Notes — 3.3%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(8)		5,800	$6,053,750

			$6,053,750

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)		4,975	$5,205,343

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	6,788,992

			$11,994,335

Business Equipment and Services — 0.2%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)		9,125	$9,170,625

5.75%, 4/15/26(8)		9,125	9,250,469

			$18,421,094

Cable and Satellite Television — 0.1%

Virgin Media Secured Finance PLC

5.50%, 1/15/25(8)		1,825	$1,866,062

5.25%, 1/15/26(8)		9,000	9,188,640

Ziggo B.V.

5.50%, 1/15/27(8)		2,000	2,005,000

			$13,059,702

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)		22,200	$17,704,500

PQ Corp.

6.75%, 11/15/22(8)		3,000	3,116,250

			$20,820,750

Containers and Glass Products — 0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		19,746	$19,829,488

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,125,469

5.125%, 7/15/23(8)		250	253,940

			$28,208,897

Drugs — 0.6%

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)		9,841	$10,197,736

7.00%, 3/15/24(8)		12,794	13,513,663

5.50%, 11/1/25(8)		20,375	20,928,996

Par Pharmaceutical, Inc.

7.50%, 4/1/27(8)		7,500	7,798,500

			$52,438,895

Entertainment — 0.1%

Vue International Bidco PLC

4.94%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,223,853

7.875%, 7/15/20(8)	GBP	3,500	4,579,601

			$7,803,454

Food Products — 0.0%(10)

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,741	$2,272,830

			$2,272,830

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)		8,600	$6,636,620

			$6,636,620

Health Care — 0.8%

Avantor, Inc.

6.00%, 10/1/24(8)		13,250	$13,858,672

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		11,650	$11,533,500

6.25%, 3/31/23		13,375	13,074,062

HCA, Inc.

5.25%, 4/15/25		1,250	1,340,514

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)		14,825	15,774,727

Tenet Healthcare Corp.

6.00%, 10/1/20		12,500	12,968,750

4.375%, 10/1/21		1,225	1,244,906

			$69,795,131

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		4,200	$4,252,500

			$4,252,500

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(8)		7,700	$7,709,625

			$7,709,625

Radio and Television — 0.0%(10)

iHeartCommunications, Inc.

9.00%, 12/15/19(6)		1,709	$1,273,205

Univision Communications, Inc.

5.125%, 2/15/25(8)		3,000	2,831,250

			$4,104,455

Telecommunications — 0.3%

CommScope, Inc.

6.00%, 3/1/26(8)		12,075	$12,814,594

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)		7,250	7,270,445

Wind Tre SpA

2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	3,350	3,607,819

			$23,692,858

Utilities — 0.2%

Calpine Corp.

6.00%, 1/15/22(8)		2,000	$2,027,500

5.875%, 1/15/24(8)		5,000	5,112,500

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Calpine Corp. (continued)

5.25%, 6/1/26(8)	7,675	$7,713,375

		$14,853,375

Total Corporate Bonds & Notes (identified cost $295,179,729)		$292,118,271

Asset-Backed Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)	$2,500	$2,429,778

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)	3,000	2,883,785

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 9.737%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	3,000	3,010,598

AMMC CLO, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(9)	5,000	4,938,247

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	3,525	3,412,475

Apidos CLO XX

Series 2015-20A, Class DR, 8.301%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)	2,375	2,251,384

Ares CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	945,616

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 9.159%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(9)	1,250	1,232,727

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.997%, (3 mo. USD LIBOR + 3.40%), 1/15/29(8)(9)	2,500	2,506,390

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(9)	3,500	3,431,528

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 5.592%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)	2,500	2,461,237

Series 2018-49A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)	3,500	3,306,530

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.584%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	4,855,425

Security	Principal Amount (000’s omitted)	Value

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	$4,000	$3,780,024

Babson CLO, Ltd.

Series 2015-IA, Class DR, 5.192%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,407,058

Series 2016-1A, Class DR, 5.642%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)	1,250	1,237,859

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	3,500	3,353,053

Series 2018-1A, Class C, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,378,270

Bain Capital Credit CLO

Series 2018-1A, Class D, 5.292%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,851,440

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 5.522%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,837,730

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,332,955

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,044,852

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,417,487

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(8)(9)	2,000	1,977,192

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(8)(9)	2,250	2,232,937

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 5.483%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,398,890

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,262,097

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,755,930

Series 2015-3A, Class DR, 7.992%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,787,803

Series 2016-3A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 11/15/30(8)(9)	1,500	1,490,033

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(8)(9)	1,500	1,425,270

Series 2018-1A, Class D, 5.633%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,405,505

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,909,089

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	$4,875	$4,529,246

Series 2016-1A, Class DR, 5.397%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,883,594

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	4,195,306

Series 2018-1A, Class D, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,892,723

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,565,321

Carlyle CLO, Ltd

Series C17A, Class CR, 5.383%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,857,605

Series C17A, Class DR, 8.583%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,328,309

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 6.097%, (3 mo. USD LIBOR + 3.50%), 1/14/32(8)(9)	2,500	2,501,930

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(9)	1,500	1,465,813

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	979,111

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	1,994,349

Series 2014-4RA, Class C, 5.497%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	1,899,984

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,304,031

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(9)	2,000	1,989,545

Dryden CLO, Ltd.

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,458,441

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,866,585

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.784%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	3,000	2,949,774

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(9)	2,350	2,227,370

Series 2015-41A, Class DR, 5.197%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,756,440

Series 2015-41A, Class ER, 7.897%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,173,616

Series 2016-42A, Class DR, 5.527%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,454,172

Security	Principal Amount (000’s omitted)	Value

Dryden Senior Loan Fund (continued)

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	$3,500	$3,283,601

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	4,500	4,361,897

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 9.111%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	1,926,090

Series 2018-25A, Class D, 5.68%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,474,392

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,331,438

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 5.892%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	3,900,700

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,421,337

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	1,942,052

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,779,733

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 8.512%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(9)	2,000	1,903,557

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.688%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,426,113

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	3,000	2,863,247

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 8.192%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,837,609

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,000,810

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.788%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,444,750

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(9)	3,250	3,110,055

Series 2015-1A, Class DR, 8.841%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,834,490

Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,835,549

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,839,886

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,864,635

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.697%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	$2,500	$2,450,397

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,690,142

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,449,328

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,293,995

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,811,222

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,315,576

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,389,328

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.792%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,419,443

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	3,500	3,333,113

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.842%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	4,872,640

Series 2018-10A, Class D, 8.782%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,727,265

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 8.601%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,107,613

Series 2015-3A, Class CR, 5.742%, (3 mo. USD LIBOR + 3.15%), 10/20/31(8)(9)	2,500	2,435,755

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(9)	5,500	5,258,319

Series 2016-3A, Class CR, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	2,000	1,962,850

Series 2016-3A, Class DR, 8.681%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	3,226,224

Series 2018-1A, Class C, 5.192%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,767,165

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	1,953,140

Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,336,823

Total Asset-Backed Securities (identified cost $288,766,300)		$278,117,498

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)

IAP Global Services, LLC(3)(11)(12)	168	$2,123,664

		$2,123,664

Automotive — 0.0%(10)

Dayco Products, LLC(11)(12)	48,926	$1,804,146

		$1,804,146

Electronics / Electrical — 0.0%(10)

Answers Corp.(3)(11)(12)	642,963	$1,266,637

		$1,266,637

Health Care — 0.0%(10)

New Millennium Holdco, Inc.(11)(12)	319,499	$25,560

		$25,560

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(11)(12)	190,419	$0

		$0

Oil and Gas — 0.4%

AFG Holdings, Inc.(3)(11)(12)	281,241	$20,643,089

Fieldwood Energy, Inc.(11)(12)	109,481	3,831,835

Samson Resources II, LLC, Class A(11)(12)	387,972	9,214,335

Southcross Holdings Group, LLC(3)(11)(12)	573	0

Southcross Holdings L.P., Class A(11)(12)	573	322,313

		$34,011,572

Publishing — 0.2%

ION Media Networks, Inc.(3)(12)	13,247	$10,561,303

Tweddle Group, Inc.(3)(11)(12)	18,167	727,952

		$11,289,255

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(11)(12)	371,654	$6,734,371

		$6,734,371

Retailers (Except Food and Drug) — 0.0%(10)

David’s Bridal, Inc.(11)(12)	163,937	$1,024,606

		$1,024,606

Total Common Stocks (identified cost $32,945,907)		$58,279,811

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(10)
Borrower/Tranche Description	Shares	Value

Oil and Gas — 0.0%(10)

Paragon Offshore Finance Company, Class A(11)(12)	16,581	$15,544

Paragon Offshore Finance Company, Class B(11)(12)	8,290	305,694

Total Miscellaneous (identified cost $180,309)		$321,238

Short-Term Investments — 2.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(13)	246,999,170	$246,999,170

Total Short-Term Investments (identified cost $246,995,299)		$246,999,170

Total Investments — 128.8% (identified cost $11,557,943,937)		$11,360,284,900

Less Unfunded Loan Commitments — (0.1)%		$(5,677,965)

Net Investments — 128.7% (identified cost $11,552,265,972)		$11,354,606,935

Other Assets, Less Liabilities — (28.7)%		$(2,534,652,684)

Net Assets — 100.0%		$8,819,954,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $487,014,344 or 5.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,578,029	CAD	11,255,789	HSBC Bank USA, N.A.	5/31/19	$170,017	$—

USD	5,170,789	EUR	4,542,594	State Street Bank and Trust Company	5/31/19	63,460	—

USD	209,540,291	EUR	182,537,516	State Street Bank and Trust Company	5/31/19	4,309,703	—

GBP	6,000,000	USD	7,852,400	State Street Bank and Trust Company	6/28/19	—	(4,684)

USD	49,057,522	EUR	43,535,250	HSBC Bank USA, N.A.	6/28/19	—	(9,657)

USD	211,567,626	EUR	186,658,102	HSBC Bank USA, N.A.	6/28/19	1,191,284	—

USD	2,275,776	EUR	2,002,500	JPMorgan Chase Bank, N.A.	6/28/19	18,823	—

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	185,054,827	EUR	164,638,793	Goldman Sachs International	7/31/19	$—	$(1,019,650)

USD	79,793,777	GBP	61,466,828	State Street Bank and Trust Company	7/31/19	—	(732,255)

						$5,753,287	$(1,766,246)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate
DIP	–	Debtor In Possession
EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $11,305,270,673)	$11,107,607,765

Affiliated investment, at value (identified cost, $246,995,299)	246,999,170

Cash	42,556,833

Deposits for derivatives collateral — forward foreign currency exchange contracts	5,085,000

Foreign currency, at value (identified cost, $467,822)	467,243

Interest receivable	29,096,821

Dividends receivable from affiliated investment	276,769

Receivable for investments sold	16,172,829

Receivable for open forward foreign currency exchange contracts	5,753,287

Prepaid upfront fees on notes payable	2,659,200

Prepaid expenses	755,786

Total assets	$11,457,430,703

Liabilities

Notes payable	$2,375,000,000

Cash collateral due to brokers	5,085,000

Payable for investments purchased	245,510,087

Payable for open forward foreign currency exchange contracts	1,766,246

Payable to affiliates:

Investment adviser fee	3,738,649

Trustees’ fees	9,042

Accrued expenses	6,367,428

Total liabilities	$2,637,476,452

Commitments and contingencies (see Note 10)

Net Assets applicable to investors’ interest in Portfolio	$8,819,954,251

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$323,784,067

Dividends	2,264,042

Dividends from affiliated investment	2,165,646

Total investment income	$328,213,755

Expenses

Investment adviser fee	$23,440,809

Trustees’ fees and expenses	54,833

Custodian fee	1,318,040

Legal and accounting services	366,554

Interest expense and fees	38,889,620

Miscellaneous	187,406

Total expenses	$64,257,262

Net investment income	$263,956,493

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(61,476,771)

Investment transactions — affiliated investment	3,970

Foreign currency transactions	2,510,512

Forward foreign currency exchange contracts	31,220,670

Net realized loss	$(27,741,619)

Change in unrealized appreciation (depreciation) —

Investments	$(88,056,631)

Investments — affiliated investment	11,360

Foreign currency	(1,313,050)

Forward foreign currency exchange contracts	(16,405,641)

Net change in unrealized appreciation (depreciation)	$(105,763,962)

Net realized and unrealized loss	$(133,505,581)

Net increase in net assets from operations	$130,450,912

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$263,956,493	$446,751,304

Net realized gain (loss)	(27,741,619)	100,903,348

Net change in unrealized appreciation (depreciation)	(105,763,962)	(76,556,814)

Net increase in net assets from operations	$130,450,912	$471,097,838

Capital transactions —

Contributions	$138,488,620	$3,119,956,645

Withdrawals	(2,418,144,579)	(419,451,962)

Net increase (decrease) in net assets from capital transactions	$(2,279,655,959)	$2,700,504,683

Net increase (decrease) in net assets	$(2,149,205,047)	$3,171,602,521

Net Assets

At beginning of period	$10,969,159,298	$7,797,556,777

At end of period	$8,819,954,251	$10,969,159,298

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2019

Net increase in net assets from operations	$130,450,912

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,328,123,612)

Investments sold and principal repayments	2,490,898,066

Increase in short-term investments, net	(96,599,240)

Net amortization/accretion of premium (discount)	(1,105,317)

Amortization of prepaid upfront fees on notes payable	1,478,673

Decrease in interest receivable	3,043,571

Increase in dividends receivable from affiliated investment	(75,336)

Decrease in receivable for open forward foreign currency exchange contracts	14,640,736

Increase in prepaid expenses	(168,787)

Decrease in payable for cash collateral due to brokers	(10,535,056)

Increase in payable for open forward foreign currency exchange contracts	1,764,905

Decrease in payable to affiliate for investment adviser fee	(483,368)

Increase in payable to affiliate for Trustees’ fees	584

Increase in accrued expenses	1,491,030

Decrease in unfunded loan commitments	(1,446,084)

Net change in unrealized (appreciation) depreciation from investments	88,045,271

Net realized loss from investments	61,472,801

Net cash provided by operating activities	$1,354,749,749

Cash Flows From Financing Activities

Proceeds from capital contributions	$138,488,620

Payments for capital withdrawals	(2,418,144,579)

Proceeds from notes payable	1,700,000,000

Repayments of notes payable	(825,000,000)

Payment of prepaid upfront fees on notes payable	(3,195,420)

Net cash used in financing activities	$(1,407,851,379)

Net decrease in cash and restricted cash*	$(53,101,630)

Cash and restricted cash at beginning of period(1)	$101,210,706

Cash and restricted cash at end of period(1)	$48,109,076

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$39,655,497

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $10,456.

(1)	Balance includes foreign currency, at value.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	April 30, 2019	October 31, 2018

Cash	$42,556,833	$46,421,133

Deposit for derivatives collateral – forward foreign currency exchange contracts	5,085,000	15,620,056

Foreign currency	467,243	39,169,517

Total cash and restricted cash as shown on the Statement of Cash Flows	$48,109,076	$101,210,706

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(1)	0.54	%(2)	0.51%	0.52%	0.58%	0.58%	0.55%

Interest and fee expense	0.83	%(2)	0.47%	0.34%	0.44%	0.34%	0.27%

Total expenses(1)	1.37	%(2)	0.98%	0.86%	1.02%	0.92%	0.82%

Net investment income	5.64	%(2)	4.92%	4.68%	5.52%	5.09%	4.80%

Portfolio Turnover	8	%(3)	29%	39%	38%	27%	38%

Total Return	1.91	%(3)	5.41%	6.43%	8.32%	0.72%	2.84%

Net assets, end of period (000’s omitted)	$8,819,954		$10,969,159	$7,797,557	$5,325,638	$5,340,032	$6,497,751

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

49	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.6%, 1.6% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

50

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  New Accounting Pronouncement — During the six months ended April 30, 2019, the Portfolio adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) – Restricted Cash” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Portfolio is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-year and end-of-year total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Portfolio’s net assets.

51

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee totaled $23,440,809 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $952,161,825 and $2,490,536,867, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,553,960,415

Gross unrealized appreciation	$65,223,274

Gross unrealized depreciation	(260,589,713)

Net unrealized depreciation	$(195,366,439)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,766,246. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

52

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$5,753,287	$(1,766,246)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,361,301	$(9,657)	$(1,351,644)	$—	$—

JPMorgan Chase Bank, N.A.	18,823	—	—	—	18,823

State Street Bank and Trust Company	4,373,163	(736,939)	(3,636,224)	—	—

	$5,753,287	$(746,596)	$(4,987,868)	$—	$18,823

53

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,019,650)	$—	$—	$—	$(1,019,650)

HSBC Bank USA, N.A.	(9,657)	9,657	—	—	—

State Street Bank and Trust Company	(736,939)	736,939	—	—	—

	$(1,766,246)	$746,596	$—	$—	$(1,019,650)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$31,220,670	$(16,405,641)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $858,968,000.

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $3.084 billion ($3.25 billion from December 21, 2018 to March 11, 2019, $3.084 billion from December 19, 2018 to December 21, 2018, and $2.75 billion prior to December 19, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 9, 2020. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% (0.82% prior to March 11, 2019) per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2019 totaled $9,781,085 and are included in interest expense on the Statement of Operations. In connection with the changes in borrowing limit in December 2018, the Portfolio paid upfront fees of $111,420, which are fully amortized. In connection with the renewal of the Loan Facility on March 11, 2019, the Portfolio paid upfront fees of $3,084,000, which are being amortized to interest expense through March 9, 2020. The unamortized balance at April 30, 2019 is approximately $2,659,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2019, the Portfolio had borrowings outstanding under the Loan Facility of $2,375,000,000 at an interest rate of 2.51%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. For the six months ended April 30, 2019, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $2,183,977,901 and 2.54%, respectively.

54

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$10,457,759,932	$21,011,015	$10,478,770,947

Corporate Bonds & Notes	—	292,118,271	—	292,118,271

Asset-Backed Securities	—	278,117,498	—	278,117,498

Common Stocks	6,734,371	16,222,795	35,322,645	58,279,811

Miscellaneous	—	321,238	—	321,238

Short-Term Investments	—	246,999,170	—	246,999,170

Total Investments	$6,734,371	$11,291,538,904	$56,333,660	$11,354,606,935

Forward Foreign Currency Exchange Contracts	$—	$5,753,287	$—	$5,753,287

Total	$6,734,371	$11,297,292,191	$56,333,660	$11,360,360,222

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,766,246)	$—	$(1,766,246)

Total	$—	$(1,766,246)	$—	$(1,766,246)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

55

Senior Debt Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.07% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Portfolio does not anticipate that it will suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

58

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

60

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019